PHOENIX INVESTMENT TRUST 97
    Supplement dated September 15, 2006 to the Prospectus dated June 28, 2006


IMPORTANT NOTICE TO INVESTORS

PHOENIX SMALL-CAP VALUE FUND

Effective September 1, 2006, Euclid Advisors LLC ("Euclid") replaced Phoenix/Zweig Advisers LLC ("PZA") as subadviser to the PHOENIX SMALL-CAP VALUE FUND. Phoenix Investment Counsel, Inc. ("Phoenix") continues to serve as adviser to the fund. Phoenix, Euclid and PZA are affiliated investment advisers. The portfolio managers for the fund will continue in their current roles. The fund's investment objective and investment strategies are not affected by this change. The investment management fee paid by the fund and the subadvisory fee paid by Phoenix remain unchanged.

The adviser manages the fund's investment program and the general operations of the fund, including oversight of the fund's subadviser. The subadviser manages the investments of the fund.

The fund's prospectus is hereby supplemented by the addition of the following information about Euclid:

         Euclid Advisors LLC ("Euclid"), an affiliate of Phoenix, is the subadviser to the fund and is located at 900 Third Avenue, New York, NY 10022. Euclid serves as subadviser to two mutual funds and may act as investment adviser for other accounts. As of June 30, 2006, Euclid had approximately $137,670 million in assets under management.

All references in the fund's prospectus to PZA as subadviser are hereby revised to reference Euclid as subadviser.

PHOENIX QUALITY SMALL-CAP FUND AND PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND

On page 34 of the Prospectus, the first sentence of the "Class X Shares" subsection of the "Sales Charges" section is hereby amended and replaced with the following: "Class X Shares are offered primarily to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations who purchase the minimum amounts, to private clients of the Adviser and its affiliates, or through certain wrap programs with which the Distributor has an arrangement."

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

PXP 2053/SA Change-SCVF (09/06)

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                           PHOENIX INVESTMENT TRUST 97
                   Supplement dated September 15, 2006 to the
             Statement of Additional Information dated June 28, 2006


IMPORTANT NOTICE TO INVESTORS

PHOENIX SMALL-CAP VALUE FUND

Effective September 1, 2006, Euclid Advisors LLC ("Euclid") replaced Phoenix/Zweig Advisers LLC ("PZA") as subadviser to the PHOENIX SMALL-CAP VALUE FUND. Phoenix Investment Counsel, Inc. ("Phoenix") continues to serve as adviser to the fund. Phoenix, Euclid and PZA are affiliated investment advisers.

The fund's Statement of Additional Information is hereby supplemented by the addition of the following information about Euclid:

         Euclid Advisors LLC ("Euclid"), an affiliate of Phoenix, is the subadviser to the fund and is located at 900 Third Avenue, New York, NY 10022. Euclid serves as subadviser to two mutual funds and may act as investment adviser for other accounts. As of June 30, 2006, Euclid had approximately $137,670 million in assets under management.

The investment management fee paid by the fund and the subadvisory fee paid by Phoenix remain unchanged.

PHOENIX QUALITY SMALL-CAP FUND AND PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND

On page 26 of the Statement of Additional Information ("SAI"), the first paragraph of the "How to Buy Shares" section is hereby supplemented by adding the following sentence after the fourth sentence, which describes the minimum initial investment for Class X Shares: "For purchase of Class X Shares by private clients of the Adviser and its affiliates, or through certain wrap programs with which the Distributor has an arrangement, the minimum initial investment is waived."

On page 27 of the SAI, the "Class X Shares" subsection of the "Alternative Purchase Arrangements" section is hereby amended and replaced with the following: "Class X Shares are offered without any sales charges to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations who purchase the minimum amounts, to private clients of the Adviser and its affiliates, or through certain wrap programs with which the Distributor has an arrangement."

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

PXP 2053B/SA Change-SCVF & X Shares (09/06)